ING INVESTORS TRUST

ING Global Resources Portfolio (“Portfolio”)

Supplement dated December 7, 2011

to the Portfolio’s Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus, and Service 2 Class Prospectus (collectively, “Prospectuses”)

and related Statement of Additional Information (“SAI”)

each dated April 29, 2011

Effective December 1, 2011, David Powers no longer serves as co-portfolio manager for the Portfolio.  Effective immediately, all references to David Powers as co-portfolio manager of the Portfolio in the Portfolio’s Prospectuses and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE RFERENCE